LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Net Income (Loss) Available to Common Stockholders, Diluted [Abstract]
Net Income (Loss) Attributable to Parent	$ (78,655)	$ (16,318)	$ (7,676)	$ (4,903)	$ (94,973)	$ (12,580)	$ (40,057)	$ (8,657)
Weighted Average Number of Shares Outstanding Reconciliation [Abstract]
Weighted average number of common shares - basic (in shares)	20,043,000		14,929,000		19,125,000	15,018,000	15,910,000	10,332,000
Weighted average number of common shares - diluted (in shares)	20,043,000		14,929,000		19,125,000	15,018,000	15,910,000	10,332,000
Earnings Per Share, Basic and Diluted EPS [Abstract]
Basic (in dollars per share)	$ (3.92)		$ (0.51)		$ (4.97)	$ (0.84)	$ (2.52)	$ (0.84)
Diluted (in dollars per share)	$ (3.92)		$ (0.51)		$ (4.97)	$ (0.84)	$ (2.52)	$ (0.84)